Material accounting policy information - Revenue Recognition (Details)	12 Months Ended
Mar. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition, return period	30 days
DTC
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue recognition, return period	30 days